STOCK BASED COMPENSATION, Stock options given to third-party consultant, Tabular (Details) - $ / shares	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of shares
Beginning balance	0	53,714	0
Granted		10,000	60,232
Vested		(10,680)	(6,518)
Ending balance		53,034	53,714	0
Weighted average grant-date fair value per share
Beginning balance (in dollars per share)	$ 0	$ 1.96	$ 0
Grant-date fair value of options granted	$ 2.48	3.82	1.96
Vested (in dollars per share)		2.51	1.96
Ending balance (in dollars per share)		$ 2.20	$ 1.96	$ 0
Third-party consultant
Number of shares
Beginning balance		53,714
Vested		(10,680)	(6,518)
Ending balance		53,034	53,714
Weighted average grant-date fair value per share
Grant-date fair value of options granted		$ 2.20	$ 1.96
Stock options | Third-party consultant
Number of shares
Granted			60,232	70,232